Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2020	Dec. 31, 2019
Preferred stock - par value	$ 0.0001	$ 0.0001
Preferred stock shares authorized	10,000,000	10,000,000
Common stock shares issued	16,089,890	15,873,391
Common stock shares outstanding	16,089,890	15,873,391
Common stock - par value	$ 0.0001	$ 0.0001
Common stock shares authorized	250,000,000	250,000,000
Series C Preferred Stock [Member]
Common stock shares issued	0
Common stock shares outstanding		0